Mezzanine and Stockholders’ Equity (Details) $ / shares in Units, shares in Thousands, $ in Thousands						6 Months Ended
		May 03, 2025 USD ($) $ / shares	May 02, 2025 USD ($) $ / shares	Mar. 13, 2025 shares	Aug. 21, 2024	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	[2]	Dec. 31, 2024
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Voting rights	[1]				94%
Percentage of transfer of shares						50.00%
Percentage of shares issued						0.20%
Shares of preferred stock (in Shares) | shares						50,000
Preferred stock value (in Dollars per share)						$ 0.0001
Percentage of stated value of preferred stock						100.00%
Volume-weighted average price, period						20 days
Conversion period after closing date						6 months
Warrants granted (in Shares) | shares				23,800
Subsequently increased warrant holders		171.00%
Proceeds from issuance of equity and warrants under PIPE financing, net (in Dollars) | $		$ 75,000				$ 70,178
Beneficial ownership percentage, maximum		9.99%
Expiration period		6 years
Loss on issuance of common stock (in Dollars) | $			$ (36,900)
Series A Investor Warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 7	$ 12			$ 7
Paid in Kind [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Percentage of dividend rate of preferred stock						12.00%
Paid in Cash [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Percentage of dividend rate of preferred stock						10.00%
Common Stock [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Voting rights						one
Conversion price (in Dollars per share)						$ 10
Conversion ratio						0.204
Lock-Up Agreement [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Percentage of transfer of shares				50.00%
Exchange of shares (in Shares) | shares				6,250
Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
12% Series A Convertible Preferred Stock subject to possible redemption						12.00%			12.00%
Series A Preferred Stock [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Shares of preferred stock (in Shares) | shares						15,000
Preferred stock value (in Dollars per share)		$ 12
Conversion price (in Dollars per share)						$ 7.5
Conversion price reduced (in Dollars per share)			$ 7
New USARE Common Stock [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Conversion ratio						0.204
First Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						150.00%
Second Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						140.00%
Third Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						130.00%
Fourth Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						120.00%
Fifth Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						110.00%
After Fifth Anniversary [Member] | Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Accrued value redeemable, percentage						100.00%

[1]	Percentage may not total due to rounding.
[2]	Recast